Share-Based Compensation - Options (Details) - 2014 Plan - Share options - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding at beginning of year (in shares)	7,936,403
Forfeited (in shares)	(119,540)
Outstanding at end of year (in shares)	7,816,863	7,936,403
Exercisable at end of year (in shares)	7,816,863
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	¥ 3.81
Forfeited	3.30
Outstanding, as of December 31, 2021	3.73	¥ 3.81
Exercisable as of December 31, 2021	¥ 3.73
Remaining Contractual Term
Remaining contractual term	2 years 7 months 13 days	3 years 7 months 13 days
Exercisable at end of year (in years)	2 years 7 months 13 days